Net Income (Loss) Per Share	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share is calculated by dividing the income (loss) attributable to equity holders by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) per share is computed by including all potentially dilutive ordinary shares, deferred share awards and share options. For the three and six months ended June 30, 2012 and 2011, deferred share awards and share options were not included in the computation of diluted net loss per share because the effect would have been antidilutive.
The following table presents the calculation of basic and diluted loss per share:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands, except per share data)
Net loss attributable to Velti	$(17,699)	$(25,076)	$(26,517)	$(40,948)
Weighted average number of ordinary shares outstanding	63,916	53,047	62,866	50,073
Weighted average number of ordinary shares including dilutive effect of outstanding share awards and options	63,916	53,047	62,866	50,073
Net loss per share attributable to Velti:
Basic	$(0.28)	$(0.47)	$(0.42)	$(0.82)
Diluted	$(0.28)	$(0.47)	$(0.42)	$(0.82)